Corporate and Deferred Tax - Taxation - Income Statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate and Deferred Tax
Current tax on profit	kr 1,799	kr 1,301	kr 1,478
Deferred taxes	99	(59)	107
Total tax for the period in the income statement	1,320	1,285	kr 1,493
Parent Company | Reportable Legal Entities
Corporate and Deferred Tax
Current tax on profit	82	1,288
Deferred taxes	2,544	(11)
Total tax for the period in the income statement	kr 2,626	kr 1,277